Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our procedures related to the grant of stock options close in time to the release of material non-public information (“MNPI”). We do not take MNPI into account when determining the timing and terms of stock options and we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our stock options grants, the Company has historically granted stock options on a predetermined annual schedule. Our insider trading policy also prohibits directors, officers and employees from trading in our Common Stock while in possession of or on the basis of MNPI about the Company.
During fiscal 2025, there were no stock options granted to any NEO within four business days preceding or one day following the filing of any report of Forms 10-K, 10-Q, or 8-K that discloses MNPI.

Award Timing Method	We do not take MNPI into account when determining the timing and terms of stock options and we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take MNPI into account when determining the timing and terms of stock options and we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false